Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance (1)
					Value of initial fixed $100 Investment based on:
Year	Summary Compensation Table ("SCT") Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non- PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return	PVP Peer Index Total Shareholder Return	Net Income	Adjusted EPS
(a)	(b)	(c)(2)	(d)	(e)(2)	(f)(3)	(g)(3)	(h)(4)	(i)(5)
2022	$8,237,530	$12,315,153	$2,289,681	$2,957,968	$133	$132	$407	$6.02
2021	$9,665,330	$4,260,457	$1,968,075	$1,248,938	$128	$150	$369	$4.72
2020	$11,264,263	$15,459,072	$2,576,293	$3,111,028	$140	$116	$285	$4.10

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	Richard G. Kyle was our principal executive officer (“PEO”) for each of the Covered Years. In this disclosure, we refer to our NEOs other than Mr. Kyle in any Covered Year as our “Other NEOs” or our “Non-PEO Named Executive Officers.” Christopher A. Coughlin, Philip D. Fracassa and Andreas Roellgen were “Other NEOs” for each of the Covered Years. In addition, Hansal N. Patel was an “Other NEO” for 2022 and 2021, Ronald J. Myers was one for 2021 and 2020, and Hans Landin was one for 2022.
Peer Group Issuers, Footnote [Text Block]	The PVP Rules require that we choose a peer group or index for purposes of TSR comparisons, and we have chosen the S&P 400 Industrials index (the “PVP Peer Index”) for this purpose;
Adjustment To PEO Compensation, Footnote [Text Block]

Item and Value Added (or Deducted)	2022	2021	2020
For Mr. Kyle:
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	$0	($2,674,337)	($4,448,000)
+ service cost of pension benefits, as calculated for Covered Year	$0	$53,321	$872,557
+ prior service cost of pension benefits, as calculated for Covered Year	N/A	N/A	N/A
- SCT “Stock Awards” column value	($4,876,769)	($4,422,240)	($4,421,376)
- SCT “Option Awards” column value	N/A	N/A	N/A
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year	$8,954,392	$1,638,383	$12,191,628
+ the Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year	$7,260,306	$3,978,892	$5,830,701
+/- the change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year)	$1,468,606	($1,565,525)	$4,965,371
+ the vesting date fair value of equity awards granted and vested in the Covered Year	$0	$0	$0
+/- the change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year	$225,480	($774,984)	$1,395,557
- the prior Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year	$0	$0	$0
+ dividends/earnings paid or accrued on equity awards during or for the Covered Year (if not otherwise included in CAP)	$0	$0	$0
Total Added (or Deducted):	$4,077,623	($5,404,873)	$4,194,809

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
For the Other NEOs (on Average):
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	$0	($277,922)	($840,500)
+ service cost of pension benefits, as calculated for Covered Year	$7,436	$17,114	$23,144
+ prior service cost of pension benefits, as calculated for Covered Year	N/A	N/A	N/A
- SCT “Stock Awards” column value	($1,077,573)	($868,388)	($949,966)
- SCT “Option Awards” column value	N/A	N/A	N/A
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year	$1,738,424	$410,059	$2,302,057
+ the Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year	$1,414,572	$781,349	$1,158,678
+/- the change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year)	$277,331	($255,359)	$889,990
+ the vesting date fair value of equity awards granted and vested in the Covered Year	$0	$0	$0
+/- the change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year	$46,520	($115,931)	$253,388
- the prior Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year	$0	$0	$0
+ dividends/earnings paid or accrued on equity awards during or for the Covered Year (if not otherwise included in CAP)	$0	$0	$0
Total Added (or Deducted):	$668,287	($719,137)	$534,735

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship of PEO CAP to Total ShareholSder Return Relationship of Other NEO CAP to Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	Relationship of PEO CAP to Company U.S. GAAP Net Income Relationship of Other NEO CAP to Company U.S. GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship of PEO CAP to Adjusted EPS Relationship of Other NEO CAP to Adjusted EPS
Tabular List [Table Text Block]
Performance Measure	Type of Performance Measure
Adjusted EPS	Financial
Adjusted EBITDA	Financial
Adjusted EBITDA Margin	Financial
Free Cash Flow	Financial
Adjusted Return on Invested Capital	Financial

Total Shareholder Return Amount	$ 133	$ 128	$ 140
Peer Group Total Shareholder Return Amount	132	150	116
Net Income (Loss)	$ 407	$ 369	$ 285
Company Selected Measure Amount	6.02	4.72	4.10
Adjustment to Compensation Amount	$ 668,287	$ (719,137)	$ 534,735
PEO Name	Richard G. Kyle
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	For purposes of this pay versus performance disclosure, adjusted EPS is calculated based on the Company’s adjusted earnings per share as used for external reporting purposes for the Covered Year (net of taxes), adjusted to exclude the effect of material changes in accounting principles, methods, and/or significant changes in tax law that are not reflected in externally reported diluted earnings per share. See Appendix A for a reconciliation of adjusted EPS as used for external reporting to its most directly comparable GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Return on Invested Capital
Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	(277,922)	(840,500)
Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,436	17,114	23,144
Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,077,573)	(868,388)	(949,966)
Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Adjusted Amount For Stock Or Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,738,424	410,059	2,302,057
Fair Value Of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,414,572	781,349	1,158,678
Change In Fair Value Of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	277,331	(255,359)	889,990
Vesting Fair Value Of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Change In Fair Value Of Equity Awards Granted Prior Covered Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	46,520	(115,931)	253,388
Fair Value Of Equity Awards Granted Prior Covered Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Dividends Or Earnings Paid Or Accrued On Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Richard G. Kyle [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	8,237,530	9,665,330	11,264,263
PEO Actually Paid Compensation Amount	12,315,153	4,260,457	15,459,072
Adjustment to Compensation Amount	4,077,623	(5,404,873)	4,194,809
Richard G. Kyle [Member] | Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(2,674,337)	(4,448,000)
Richard G. Kyle [Member] | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	53,321	872,557
Richard G. Kyle [Member] | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Richard G. Kyle [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,876,769)	(4,422,240)	(4,421,376)
Richard G. Kyle [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Richard G. Kyle [Member] | Adjusted Amount For Stock Or Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,954,392	1,638,383	12,191,628
Richard G. Kyle [Member] | Fair Value Of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,260,306	3,978,892	5,830,701
Richard G. Kyle [Member] | Change In Fair Value Of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,468,606	(1,565,525)	4,965,371
Richard G. Kyle [Member] | Vesting Fair Value Of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Richard G. Kyle [Member] | Change In Fair Value Of Equity Awards Granted Prior Covered Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	225,480	(774,984)	1,395,557
Richard G. Kyle [Member] | Fair Value Of Equity Awards Granted Prior Covered Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Richard G. Kyle [Member] | Dividends Or Earnings Paid Or Accrued On Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Other NEOs [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	2,289,681	1,968,075	2,576,293
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,957,968	$ 1,248,938	$ 3,111,028